SIGNIFICANT ACCOUNTING POLICIES - RESTRICTED CASH (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Restricted cash
Restricted cash	$ 361,000	$ 361,000	$ 361,000
Security deposit related to credit card account
Restricted cash
Restricted cash	50,000	50,000	50,000
Standby letter of credit in favor of a landlord
Restricted cash
Restricted cash	$ 311,000	$ 311,000	$ 311,000